BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS
Schedule of components of bank borrowings

	At December 31,
	2011	2012
	$	$
Bank borrowings
Short-term	303,259,524	711,773,487
Long-term, current portion	86,212,767	164,047,303
Total current	389,472,291	875,820,790

Long-term, non-current portion	520,150,533	415,150,385
Total	909,622,824	1,290,971,175

Schedule of components of short-term borrowings

	At December 31,
	2011	2012
	$	$

Short-term borrowings guaranteed by Trina	59,609,524	151,136,743
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	43,650,000	56,136,744
Unsecured short-term borrowings	200,000,000	504,500,000
Total	303,259,524	711,773,487

Future principal payments under long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2012 are as follows:

Fiscal Years Ending December 31,	$

2013	164,047,303
2014	333,559,422
2015	81,590,963
Thereafter	—
Total	579,197,688